Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,254,337)	$ (2,484,062)	$ (3,502,077)	$ (3,930,221)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	995,123	669,367	1,436,383	995,228
Stock option expense	297,974	457,242	739,973
Common stock issued for services
Amortization of debt discounts	476,891	19,906	30,316	39,922
Common stock issued for financing costs	1,440
Loss on the settlement of debt	3,240,600			252,900
Gain on forgiveness of debt	(8,000)		(184,775)
Fair value of warrants issued for financing costs	457,417
Operating lease expense	47,458
Changes in operating assets and liabilities:
Accounts receivable	(309,384)	15,769	(59,908)	(59,331)
Prepaid expenses	(147,544)	233,496	759,039	(674,000)
Other assets				(200,000)
Accounts payable	1,308,562	789,267	612,045	(174,132)
Accrued expenses	(163,637)	(40,184)	555,727	333,411
Customer deposit - related party	(150,000)		150,000
Operating lease liability	(37,047)
Net cash provided by (used in) operating activities	(244,484)	(339,199)	536,723	(3,416,223)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of vehicles	(47,051)			(225,000)
Deposit for vehicles		(164,080)		(164,080)
Net cash used in investing activities	(47,051)			(389,080)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	50,000	275,000	275,000	10,500,000
Offering costs paid		(1,565,155)		(1,565,155)
Proceeds from exercise of stock options	87,100
Proceeds from advance from related party	503,766	150,000	250,000
Repayment of advance from related party	(603,766)	(150,000)	(150,000)
Proceeds from convertible note payable	2,500,000
Proceeds from notes payable		342,675	342,675	2,009,300
Repayment of notes payable	(48,776)		(15,486)	(4,379,814)
Repayment of finance lease obligations	(2,071,952)	(1,431,665)	(2,422,451)	(1,780,043)
Payment of deferred offering costs	(35,000)
Net cash provided by (used in) financing activities	381,372	(813,990)	(1,720,262)	4,784,288
NET INCREASE (DECREASE) IN CASH	89,837	(1,153,189)	(1,183,539)	978,985
CASH, BEGINNING OF YEAR	72,890	1,256,429	1,256,429	277,444
CASH, END OF YEAR	162,727	103,240	72,890	1,256,429
CASH PAID FOR:
Interest	102,446	127,745	185,224	1,105,049
Income taxes
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES
Payment of accounts payable/accrued expenses with common stock	1,103,750			421,500
Finance lease obligations	$ 3,705,417	$ 2,246,285	$ 3,705,417	$ 1,159,470